Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Consolidated Statement of Income and Comprehensive Income [Abstract]
Net income (loss)	$ 3,336	$ (181)	$ 17,258	$ 5,207
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income
Change in unrealized gain/(loss)	389	141	185	438
Reclassification to earnings of net loss/(gain)	35	(7)	41	(16)
Changes in allowance for credit losses recognized in earnings	0	0	1	(1)
Income taxes relating to:
Change in unrealized gain/(loss)	(104)	(35)	(55)	(108)
Reclassification to earnings of net loss/(gain)	(5)	3	(1)	8
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income	315	102	171	321
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities
Unrealized gain/(loss)	522	294	(405)	(531)
Reclassification to earnings of net loss/(gain)	(1)	0	(534)	0
Net gain/(loss) on hedges	(465)	(200)	49	266
Reclassification of earnings to net loss/(gain) on hedges	0	0	799	0
Income taxes relating to:
Net gain/(loss) on hedges	128	54	(17)	(78)
Reclassification to earnings of net loss/(gain) on hedges	0	0	(220)	0
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities	184	148	(328)	(343)
Net change in gain/(loss) on derivatives designated as cash flow hedges
Change in gain/(loss)	94	2,729	4,047	2,487
Reclassification to earnings of loss/(gain)	(1,214)	(546)	(2,616)	648
Income taxes relating to:
Change in gain/(loss)	(40)	(747)	(1,135)	(687)
Reclassification to earnings of loss/(gain)	344	157	734	(173)
Net change in gain/(loss) on derivatives designated as cash flow hedges	(816)	1,593	1,030	2,275
Share of other comprehensive income (loss) from investment in Schwab	0	26	1,870	852
Remeasurement gain/(loss) on employee benefit plans
Gain/(loss)	(23)	323	(40)	66
Income taxes	6	(90)	12	(19)
Remeasurement gain/(loss) on employee benefit plans	(17)	233	(28)	47
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income
Change in net unrealized gain/(loss)	73	(60)	136	185
Income taxes	(17)	18	(33)	(47)
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income	56	(42)	103	138
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss
Gain/(loss)	(47)	30	(18)	30
Income taxes	13	(8)	5	(8)
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss	(34)	22	(13)	22
Total other comprehensive income (loss)	(312)	2,082	2,805	3,312
Total comprehensive income (loss)	3,024	1,901	20,063	8,519
Attributable to:
Common shareholders	2,936	1,832	19,689	8,186
Preferred shareholders and other equity instrument holders	$ 88	$ 69	$ 374	$ 333